Pension and Severance Plans (Amounts Recognized in Accumulated Other Comprehensive Income, Excluding Tax Effects) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2018	Mar. 31, 2017
Japan
Defined Benefit Plan Disclosure [Line Items]
Prior service cost (credit)	¥ (16,723)	¥ (25,415)
Net actuarial loss	299,852	317,397
Ending balance	283,129	291,982
Foreign plans
Defined Benefit Plan Disclosure [Line Items]
Prior service cost (credit)	(488)	(1,034)
Net actuarial loss	73,404	78,548
Obligation existing at transition	0	(3)
Ending balance	¥ 72,916	¥ 77,511